Quarterly Holdings Report
for
Fidelity® Disruptive Finance ETF
August 31, 2026
DRF-NPRT1-1026
1.9907229.103
Common Stocks - 99.4%
	Shares	Value ($)
BRAZIL - 3.3%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (b)	193	373,686
Financials - 2.5%
Banks - 2.5%
NU Holdings Ltd/Cayman Islands Class A (b)	82,365	1,198,411
TOTAL BRAZIL		1,572,097
CANADA - 1.1%
Financials - 1.1%
Insurance - 1.1%
Definity Financial Corp	9,705	514,678
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Bullish (a)(b)	3,506	119,309
ISRAEL - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
Etoro Group Ltd Class A (b)	8,960	286,541
ITALY - 4.5%
Financials - 4.5%
Banks - 4.5%
FinecoBank Banca Fineco SpA	76,655	2,111,996
SINGAPORE - 4.3%
Financials - 4.3%
Banks - 4.3%
DBS Group Holdings Ltd	33,460	2,037,451
SPAIN - 4.9%
Financials - 4.9%
Banks - 4.9%
Bankinter SA	120,455	2,331,675
UNITED KINGDOM - 7.0%
Financials - 7.0%
Capital Markets - 2.8%
London Stock Exchange Group PLC	10,830	1,320,719
Financial Services - 1.2%
Wise Group PLC Class A (United Kingdom)	42,306	556,850
Insurance - 3.0%
Hiscox Ltd	56,858	1,419,125
TOTAL UNITED KINGDOM		3,296,694
UNITED STATES - 73.4%
Financials - 67.4%
Banks - 0.9%
Bancorp Inc/The (b)	7,300	474,500
Capital Markets - 22.0%
Ares Management Corp Class A	3,971	568,528
Blackrock Inc	2,376	2,745,729
Blue Owl Capital Inc Class A (a)	56,848	695,820
Cboe Global Markets Inc	3,310	993,662
Intercontinental Exchange Inc	8,290	1,332,203
MSCI Inc	783	446,811
Robinhood Markets Inc Class A (b)	11,000	1,152,910
StepStone Group Inc Class A	9,400	491,244
Tradeweb Markets Inc Class A	5,120	551,424
Virtu Financial Inc Class A	12,655	830,674
Wealthfront Corp (a)(b)	62,600	576,546
		10,385,551
Consumer Finance - 8.2%
Ally Financial Inc	15,253	643,829
Capital One Financial Corp	11,966	2,566,827
Dave Inc Class A (b)	1,100	395,472
Figure Technology Solutions Inc Class A	7,289	267,433
		3,873,561
Financial Services - 32.9%
Affirm Holdings Inc Class A (b)	10,075	750,084
Apollo Global Management Inc	14,389	1,965,250
Block Inc Class A (b)	22,848	1,873,993
Chime Financial Inc Class A (b)	62,534	2,070,501
Corpay Inc (b)	2,085	842,966
Mastercard Inc Class A	3,497	2,060,817
PennyMac Financial Services Inc	4,264	311,741
Remitly Global Inc (b)	34,000	909,160
Rocket Cos Inc Class A (b)	41,300	553,833
Toast Inc Class A (b)	57,079	1,945,823
UWM Holdings Corp Class A (a)	101,947	147,823
Visa Inc Class A	5,500	2,086,535
		15,518,526
Insurance - 3.4%
Baldwin Insurance Group Inc/The Class A (a)(b)	34,352	1,059,759
Neptune Insurance Holdings Inc Class A	15,700	522,967
		1,582,726
TOTAL FINANCIALS		31,834,864
Industrials - 3.9%
Professional Services - 3.9%
Equifax Inc	6,665	1,260,752
Verisk Analytics Inc	3,030	587,153
TOTAL INDUSTRIALS		1,847,905
Information Technology - 2.1%
Software - 2.1%
BILL Holdings Inc (b)	5,385	265,104
BitMine Immersion Technologies Inc	16,575	419,679
Strategy Inc Class A (b)	2,177	289,410
TOTAL INFORMATION TECHNOLOGY		974,193
TOTAL UNITED STATES		34,656,962
TOTAL COMMON STOCKS (Cost $34,791,785)		46,927,403

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	268,552	268,606
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	1,627,622	1,627,785
TOTAL MONEY MARKET FUNDS (Cost $1,896,391)			1,896,391

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $36,688,176)	48,823,794
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(1,603,101)
NET ASSETS - 100.0%	47,220,693

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $242,784.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	447,923	477,448	656,765	2,833	-	-	268,606	268,552
Fidelity Securities Lending Cash Central Fund	843,360	5,250,481	4,466,056	918	-	-	1,627,785	1,627,622
	1,291,283	5,727,929	5,122,821	3,751	-	-	1,896,391

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.